VEST S&P 500 DIVIDEND ARISTOCRATS TARGET INCOME STRATEGY FUND

Schedule of Investments

January 31, 2026 (unaudited)

		Shares	Value
99.17%	COMMON STOCKS(A)
4.25%	CONSUMER DISCRETIONARY
	Genuine Parts Co.	5,191	$721,497
	Lowe's Companies, Inc.	2,832	756,314
	McDonald's Corp.	2,224	700,560
			2,178,371
22.21%	CONSUMER STAPLES
	Archer-Daniels-Midland Co.	11,139	749,766
	Brown-Forman Corp. Class B	24,551	671,961
	Church & Dwight Co.	7,826	753,252
	The Clorox Co.	5,835	658,130
	The Coca-Cola Co.	9,739	728,575
	Colgate-Palmolive Co.	8,635	779,654
	Hormel Foods Corp.	28,556	702,763
	The JM Smucker Co.	6,584	690,398
	Kenvue, Inc.	45,400	789,960
	Kimberly-Clark Corp.	5,737	573,643
	McCormick & Co., Inc.	10,056	621,762
	PepsiCo, Inc.	4,506	692,257
	The Procter & Gamble Co.	4,531	687,670
	Sysco Corp.	8,774	735,700
	Target Corp.	7,335	773,622
	Walmart, Inc.	6,437	766,904
			11,376,017
3.19%	ENERGY
	Chevron Corp.	4,433	784,198
	Exxon Mobil Corp.	6,012	850,097
			1,634,295
12.19%	FINANCIALS
	Aflac, Inc.	6,394	709,414
	Brown & Brown, Inc.	7,731	557,405
	Cincinnati Financial Corp.	4,436	713,708
	Erie Indemnity Co.	2,137	604,792
	FactSet Research Systems, Inc.	2,379	605,122
	Franklin Resources, Inc.	30,528	812,655
	The Progressive Corp.	2,494	772,043

VEST S&P 500 DIVIDEND ARISTOCRATS TARGET INCOME STRATEGY FUND

Schedule of Investments

January 31, 2026 (unaudited)

FINANCIALS Continued	Shares	Value
S&P 500 Global, Inc.	1,438	$758,962
T Rowe Price Group, Inc.	6,711	709,218
		6,243,319
9.89% HEALTH CARE
Abbott Laboratories	5,390	589,127
Abbvie, Inc.	3,016	672,598
Becton Dickinson & Co.	3,666	745,958
Cardinal Health, Inc.	4,323	928,926
Johnson & Johnson	3,574	812,192
Medtronic plc	7,191	740,385
West Pharmaceutical Services, Inc.	2,490	575,489
		5,064,675
22.77% INDUSTRIALS
A O Smith Corp.	10,112	743,131
Automatic Data Processing, Inc.	2,429	599,526
Caterpillar, Inc.	1,342	882,177
CH Robinson Worldwide, Inc.	5,424	1,057,409
Cintas Corp.	3,563	681,923
Dover Corp.	4,114	828,930
Emerson Electric Co.	5,300	778,888
Expeditors International of Washington, Inc.	5,814	933,380
Fastenal Co.	16,188	701,912
General Dynamics Corp.	2,039	715,873
Grainger WW, Inc.	712	768,917
Illinois Tool Works, Inc.	2,726	712,195
Nordson Corp.	2,945	808,491
Pentair plc	6,307	664,569
Stanley Black & Decker, Inc.	9,961	783,532
		11,660,853
2.42% INFORMATION TECHNOLOGY
International Business Machines Corp.	2,399	735,773
Roper Technologies, Inc.	1,355	503,017
		1,238,790

VEST S&P 500 DIVIDEND ARISTOCRATS TARGET INCOME STRATEGY FUND

Schedule of Investments

January 31, 2026 (unaudited)

	Shares	Value
12.88% MATERIALS
Air Products and Chemicals, Inc.	2,724	$742,290
Albemarle Corp.	7,556	1,289,280
Amcor plc	16,944	749,772
Ecolab, Inc.	2,499	704,693
Linde plc	1,533	700,535
Nucor Corp.	5,047	896,953
PPG Industries, Inc.	6,750	780,502
The Sherwin-Williams Co.	2,066	732,686
		6,596,711
4.00% REAL ESTATE
Essex Property Trust, Inc. REIT	2,610	657,381
Federal Realty Investment Trust REIT	6,828	690,720
Realty Income Corp. REIT	11,442	699,793
		2,047,894
5.37%	UTILITIES
	Atmos Energy Corp.	3,894	647,728
	Consolidated Edison, Inc.	6,765	721,352
	Eversource Energy	9,431	651,965
	NextEra Energy, Inc.	8,325	731,767
			2,752,812
99.17%	TOTAL COMMON STOCKS		50,793,737
	(Cost: $37,822,976)

0.69%	MONEY MARKET FUND
	Federated Treasury Obligations Fund 3.490%(B)	354,580	354,580
	(Cost: $354,580)
99.86%	TOTAL INVESTMENTS		51,148,317
	(Cost: $38,177,555)
0.14%	Other assets, net of liabilities		71,152
100.00%	NET ASSETS
			$51,219,469

(A)All or a portion of the securities are held as collateral for options written.

(B)Effective 7 day yield as of January 31,2026 REIT - Real Estate Investment Trust.

See Notes to Schedule of Investments.

VEST S&P 500 DIVIDEND ARISTOCRATS TARGET INCOME STRATEGY FUND

Schedule of Options Written

January 31, 2026 (unaudited)

(0.23%) OPTIONS WRITTEN

	Number of	Notional	Exercise	Expiration
Description	Contracts	Amount	Price	Date	Value

(0.23%) CALL
Abbott Laboratories	14	(153,020)	105	01/30/2026	(6,048)
AbbVie, Inc.	8	(178,408)	220	01/30/2026	(2,400)
Aflac, Inc.	16	(177,520)	107	01/30/2026	(5,520)
Albemarle Corp.	19	(324,197)	190	01/30/2026	(95)
Automatic Data Processing, Inc.	6	(148,092)	257.5	01/30/2026	(1,290)
Cardinal Health, Inc.	11	(236,368)	207.5	01/30/2026	(7,150)
Caterpillar, Inc.	3	(197,208)	625	01/30/2026	(9,705)
Chevron Corp.	11	(194,590)	167.5	01/30/2026	(10,065)
Cintas Corp.	9	(172,251)	192.5	01/30/2026	(675)
The Coca-Cola Co.	25	(187,025)	73	01/30/2026	(4,525)
Colgate-Palmolive Co.	22	(198,638)	86	01/30/2026	(9,130)
Emerson Electric Co.	13	(191,048)	148	01/30/2026	(910)
Exxon Mobil Corp.	15	(212,100)	136	01/30/2026	(8,595)
General Dynamics Corp.	5	(175,545)	362.5	01/30/2026	(500)
Hormel Foods Corp.	72	(177,192)	24.5	01/30/2026	(936)
International Business Machines Corp	6	(184,020)	292.5	01/30/2026	(8,268)
Johnson & Johnson	9	(204,525)	220	01/30/2026	(6,777)
Kenvue, Inc.	115	(200,100)	18	01/30/2026	(230)
Kimberly-Clark Corp.	14	(139,986)	102	01/30/2026	(70)
Lowe's Companies, Inc.	7	0	275	01/30/2026	(7)
McDonald's Corp.	6	(189,000)	310	01/30/2026	(3,018)
Medtronic plc	18	(185,328)	101	01/30/2026	(3,114)
NextEra Energy, Inc.	21	(184,590)	85	01/30/2026	(6,237)
PepsiCo, Inc.	11	(168,993)	144	01/30/2026	(10,725)
PPG Industries, Inc.	17	(196,571)	112	01/30/2026	(5,950)
The Procter & Gamble Co.	11	(166,947)	150	01/30/2026	(2,046)
S&P 500 Global, Inc.	4	(211,116)	532.5	01/30/2026	(1,920)
Target Corp.	19	(200,393)	108	01/30/2026	(19)
Walmart, Inc.	16	(190,624)	118	01/30/2026	(1,936)
(Premiums Received: $86,007)					(117,861)
(0.23%) TOTAL OPTIONS WRITTEN	(117,861)
(Premiums Received: $86,007)

In accordance with U.S. GAAP, "fair value" is defined as the price that a Fund would receive upon selling an investment in an orderly transaction to an independent buyer in the principal or most advantageous market for the investment. Various inputs are used in determining the value of a Fund’s investments. U.S. GAAP established a three-tier hierarchy of inputs to establish a classification of fair value measurements for disclosure purposes. Level 1 includes quoted prices in active markets for identical securities. Level 2 includes other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).

Level 3 includes significant unobservable inputs (including the Fund’s own assumptions in determining fair value of investments).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following summarizes the inputs used to value the Fund’s investments as of January 31, 2026:

	Level 1	Level 2	Level 3
		Other	Significant
		Significant	Unobservable
	Quoted Prices	Observable Inputs	Inputs	Total
COMMON STOCKS	$50,793,737	$-	$-	$50,793,737
MONEY MARKET FUND	354,580	-	-	354,580
TOTAL INVESTMENTS	$51,148,317	$-	$-	$51,148,317

OPTIONS WRITTEN	(117,861)	-	-	(117,861)
TOTAL SHORT INVESTME	$(117,861)	$-	$-	$(117,861)

The cost of investments for Federal income tax purposes has been estimated a/o January 31, 2026 since the final tax characteristics cannot be determined until fiscal year end. Cost of securities for Federal income tax purpose is $38,091,548, and the related net unrealized appreciation (depreciation) consists of:

Gross unrealized appreciation	$13,582,968
Gross unrealized depreciation	(644,060)
Net unrealized appreciation	$12,938,908